PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended			60 Months Ended
	Dec. 09, 2020	Dec. 31, 2015	Sep. 30, 2020	Sep. 30, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Deferred employee benefits					$ 4,656	$ 7,343		$ 4,656
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions (in percent)		3.25%
Rates of return of insured plans on employee contributions (in percent)		3.75%
Minimum guaranteed rate of return of insured plans (in percent)								1.75%
Collective labor agreement | Canada
Disclosure of defined benefit plans [line items]
Term of collective labor agreement			6 years	6 years
Fully funded pension plans | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits					112			$ 112
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Deferred employee benefits					3,000	3,289		3,000
Gains (losses) arising from settlements, net defined benefit liability (asset)						26	$ (2)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					(3,550)
Gains (losses) arising from settlements, net defined benefit liability (asset)						172
Divestments (note 2.3.1)					(3,550)
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					(2,842)
Gains (losses) arising from settlements, net defined benefit liability (asset)						(146)
Divestments (note 2.3.1)					(2,842)
Pension defined benefit plans | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits					457	377		457
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	(2)
Pension defined benefit plans | Canada | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					0
Gains (losses) arising from settlements, net defined benefit liability (asset)						0
Divestments (note 2.3.1)					0
Pension defined benefit plans | Canada | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					0
Gains (losses) arising from settlements, net defined benefit liability (asset)						0
Divestments (note 2.3.1)					0
Pension defined benefit plans | Brazil
Disclosure of defined benefit plans [line items]
Deferred employee benefits					83	90		83
Gains (losses) arising from settlements, net defined benefit liability (asset)						26	0
Pension defined benefit plans | Brazil | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					0
Gains (losses) arising from settlements, net defined benefit liability (asset)						169
Divestments (note 2.3.1)					0
Pension defined benefit plans | Brazil | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					0
Gains (losses) arising from settlements, net defined benefit liability (asset)						(143)
Divestments (note 2.3.1)					0
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Deferred employee benefits					1,432	$ 3,792		$ 1,432
Gains (losses) arising from settlements, net defined benefit liability (asset)					(3)		2
Net periodic OPEB cost | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					(3,024)
Gains (losses) arising from settlements, net defined benefit liability (asset)					3
Divestments (note 2.3.1)					(3,024)
Net periodic OPEB cost | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					(489)
Divestments (note 2.3.1)					(489)
Net periodic OPEB cost | Canada
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements, net defined benefit liability (asset)					0		$ 0
Net periodic OPEB cost | Canada | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					0
Gains (losses) arising from settlements, net defined benefit liability (asset)					0
Divestments (note 2.3.1)					0
Net periodic OPEB cost | Canada | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset					0
Divestments (note 2.3.1)					$ 0
ArcelorMittal USA LLC | Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset	$ (3,243)
Divestments (note 2.3.1)	$ (3,243)